UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TowerView LLC

Address:   500 PARK AVENUE
           NY, NY 10022


Form 13F File Number: 028-11433


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neil S. Shapiro
Title:   
Phone:  212-935-6655

Signature,  Place,  and  Date  of  Signing:

/s/ Neil S. Shapiro                New York, NY                       1/31/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $185,066,000.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
AIRGAS INC CMN                           COM            009363102  7,808,000   125,000 SH       SOLE       NONE     Sole   None    0
AMERICAN GREETINGS CORPORATION CMN       COM            026375105 24,708,000 1,115,000 SH       SOLE       NONE     Sole   None    0
CLASS A
BRT REALTY TRUST (SBI)$3.00PAR CMN       COM            055645303    801,000   111,941 SH       SOLE       NONE     Sole   None    0
BARNES & NOBLE, INC CMN                  COM            067774109  6,306,000   445,634 SH       SOLE       NONE     Sole   None    0
CALL/BKS @ 22.5 EXP 01/21/2012           CALL           067774109     45,000     2,000 SH  CALL SOLE       NONE     Sole   None    0
BASSETT FURNITURE CMN                    COM            070203104  1,861,000   442,980 SH       SOLE       NONE     Sole   None    0
CALIFORNIA PIZZA KITCHEN INC CMN         COM            13054D109    216,000    12,500 SH       SOLE       NONE     Sole   None    0
CISCO SYSTEMS, INC. CMN                  COM            17275R102  1,012,000    50,000 SH       SOLE       NONE     Sole   None    0
KENNETH COLE PRODUCTIONS INC CL-A CLASS  COM            193294105  1,624,000   130,000 SH       SOLE       NONE     Sole   None    0
A
EXCO RESOURCES INC CMN                   COM            269279402  6,312,000   325,000 SH       SOLE       NONE     Sole   None    0
EMMIS COMMUNICATIONS CORP CL-A CLASS A   COM            291525103    976,000 1,283,600 SH       SOLE       NONE     Sole   None    0
FISHER COMMUNICATIONS INC CMN            COM            337756209 18,661,000   856,000 SH       SOLE       NONE     Sole   None    0
FLAMEL TECHNOLOGIES SPON ADR SPONSORED   COM            338488109    137,000    20,000 SH       SOLE       NONE     Sole   None    0
ADR CMN
GENZYME CORP CMN                         COM            372917104    712,000    10,000 SH       SOLE       NONE     Sole   None    0
GRIFFIN LAND & NURSERIES CMN             COM            398231100  2,817,000    87,000 SH       SOLE       NONE     Sole   None    0
GYRODYNE CO AMER CMN                     COM            403820103  4,650,000    58,700 SH       SOLE       NONE     Sole   None    0
HELIX ENERGY SOLUTNS GROUP INC CMN       COM            42330P107    607,000    50,000 SH       SOLE       NONE     Sole   None    0
J. CREW GROUP, INC. CMN                  COM            46612H402  1,726,000    40,000 SH       SOLE       NONE     Sole   None    0
JOHNSON OUTDOORS INC CMN CLASS A         COM            479167108 11,714,000   935,662 SH       SOLE       NONE     Sole   None    0
NOVELL INC CMN                           COM            670006105    740,000   125,000 SH       SOLE       NONE     Sole   None    0
PENNICHUCK CORP (NEW) CMN                COM            708254206  2,609,000    95,360 SH       SOLE       NONE     Sole   None    0
REALNETWORKS, INC. COMMON STOCK          COM            75605L104  2,814,000   670,000 SH       SOLE       NONE     Sole   None    0
SAGA COMMUNICATION, INC. CMN CLASS A     COM            786598300 19,100,000   734,607 SH       SOLE       NONE     Sole   None    0
TEJON RANCH CO CMN                       COM            879080109 46,697,000 1,695,000 SH       SOLE       NONE     Sole   None    0
THE TRAVELERS COMPANIES, INC CMN         COM            89417E109  2,786,000    50,000 SH       SOLE       NONE     Sole   None    0
WESTELL TECHNOLOGIES INC CMN CLASS A     COM            957541105    166,000    50,818 SH       SOLE       NONE     Sole   None    0
SEAGATE TECHNOLOGY CMN                   COM            G7945M107  1,578,000   105,000 SH       SOLE       NONE     Sole   None    0
ALCON, INC. CMN                          COM            H01301102 14,869,000    91,000 SH       SOLE       NONE     Sole   None    0
GLOBAL SHIP LEASE, INC. CMN CLASS A      COM            Y27183105     37,000     7,500 SH       SOLE       NONE     Sole   None    0
VERIGY LTD. ORD CMN                      COM            Y93691106    977,000    75,000 SH       SOLE       NONE     Sole   None    0